Fair Value of Financial Assets and Liabilities - Derivative Liability Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Beginning Balance,Derivative Liability	$ 36,567
Issuance of debt	1,256	$ 35,883
Change in fair value of derivative liability	(2,782)	684
Conversion of debt- derivative liability	$ (35,041)
Ending Balance,Derivative Liability		$ 36,567